Long-Term Debt, Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Total long-term debt [Abstract]
Finance lease liability	$ 20,465
Maui Term Loan Facility [Member]
Total long-term debt [Abstract]
Loan agreement	13,500	$ 13,900
Finance lease liability	20,465	21,042
Less: Deferred financing costs	(144)	(183)
Total long-term debt, net of deferred financing costs	33,821	34,759
Current portion of long-term debt [Abstract]
Loan agreement	1,910	1,170
Finance lease liability	1,209	1,186
Less: Current portion of deferred financing costs	(70)	(76)
Current portion of long-term debt, net of deferred financing costs	3,049	2,280
Non-current portion of long-term debt [Abstract]
Loan agreement	11,590	12,730
Finance lease liability	19,256	19,856
Less: Non-current portion of deferred financing costs	(74)	(107)
Non-current portion of long-term debt, net of deferred financing costs	$ 30,772	$ 32,479